SEGMENT INFORMATION - Summary of Information on Geographical Area (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Net sales		R$ 43,950,742	R$ 39,468,497	R$ 39,322,786
Other non-current assets		8,239,356	12,606,812
Brazil [member]
Disclosure of geographical areas [line items]
Net sales		38,185,302	33,816,723	33,714,249
Other non-current assets		8,218,106	12,584,481
Europe [member]
Disclosure of geographical areas [line items]
Net sales	[1]	3,100,762	3,050,235	3,080,840
Other non-current assets	[1]		8,969
Latin America [member]
Disclosure of geographical areas [line items]
Net sales	[2]	304,074	144,853	697,117
Other non-current assets	[2]	6,448	3,275
United States of America
Disclosure of geographical areas [line items]
Net sales		2,360,604	2,456,686	1,770,487
Other non-current assets		14,802	10,087
Asia and Other [member]
Disclosure of geographical areas [line items]
Net sales				R$ 60,093
Other non-current assets

[1]	England, France, Spain and Portugal
[2]	Argentina, Bolivia, Uruguay and Paraguay